Stock options outstanding (Detail) (USD $)					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 $159.95-$185.00	Dec. 31, 2012 $192.50-$272.00	Dec. 31, 2012 $159.95-$272.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	160,986	206,946	227,518	255,267	56,386	104,600	160,986
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 222.71	$ 207.83	$ 206.71	$ 206.44	$ 167.84	$ 252.29	$ 222.71
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term					0 years 0 months 73 days	0 years 0 months 546 days	0 years 0 months 381 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number					56,386	104,600	160,986
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price					$ 167.84	$ 252.29	$ 222.71